Consolidated Statements of Net Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Profit or loss [abstract]
Revenue	$ 1,504,328	$ 1,234,450	$ 721,519
Cost of sales	(1,017,826)	(1,425,828)	(536,735)
Gross profit (loss)	486,502	(191,378)	184,784
Operating expenses
General and administrative	6,269,257	7,244,762	4,915,263
Selling and marketing	1,538,882	3,024,283	3,296,373
Research and development, net	2,477,736	1,644,565	2,064,493
Total operating expenses	10,285,875	11,913,610	10,276,129
Operating loss	(9,799,373)	(12,104,988)	(10,091,345)
Other income (expenses)
Share issuance costs	(541,566)	(1,985,074)	0
Net finance costs	(196,323)	(668,034)	(506,002)
Foreign exchange gain (loss)	59,191	(98,275)	28,780
Change in fair value of warrant liabilities	3,047,568	5,841,192	0
Loss on disposal of property and equipment	(7,256)	(291,181)	(1,165)
Total other income (expenses), net	2,361,614	2,798,628	(478,387)
Loss before income taxes	(7,437,759)	(9,306,360)	(10,569,732)
Income tax recovery
Deferred tax recovery	0	0	49,442
Net loss	(7,437,759)	(9,306,360)	(10,520,290)
Other comprehensive income:
Foreign currency translation differences	1,143	61,755	(92,427)
Total comprehensive loss	$ (7,436,616)	$ (9,244,605)	$ (10,612,717)
Net loss per share
Net loss per share, Basic	$ (8.99)	$ (22.8)	$ (144.05)
Net loss per share, Diluted	$ (8.99)	$ (22.8)	$ (144.05)
Weighted average number of shares outstanding
Weighted average number of shares outstanding, Basic	827,135	408,223	73,030
Weighted average number of shares outstanding, Diluted	827,135	408,223	73,030